February 15, 2021

The Davenport Funds

Davenport Core Fund

Ticker Symbol: DAVPX

Davenport Value & Income Fund

Ticker Symbol: DVIPX

Davenport Equity Opportunities Fund

Ticker Symbol: DEOPX

Davenport Small Cap Focus Fund

Ticker Symbol: DSCPX

Davenport Balanced Income Fund

Ticker Symbol: DBALX

Supplement to Prospectus and

Statement of Additional Information

Dated August 1, 2020

Changes to the portfolio management team for the Davenport Balanced Income Fund became effective on February 10, 2021 when Charles A. Gomer, III retired from Davenport & Company LLC. All references to Charles A. Gomer in this Prospectus and in the Statement of Additional Information should be disregarded.

The disclosure for the Balanced Income Fund in the section Management of the Fund - Portfolio Managers on page 37 of this Prospectus is replaced in its entirety as follows:

RISK/RETURN SUMMARY

Portfolio Managers

The equity portion of the Balanced Income Fund is managed by members of the Advisor’s Investment Policy Committee (“IPC”) and the fixed income portion is managed by Kevin J. Hopkins, Jr., CFA and Christopher T. Kelley, subject to oversight by the IPC. The IPC is responsible for determining the Fund’s asset allocations among equity and fixed income investments.

The portfolio managers of the Fund are listed below.

Name	Title with the Advisor	Length of Service to the Fund
*John P. Ackerly, IV, CFA	Senior Vice President and Director	Since inception (2015)
*Michael S. Beall, CFA	Executive Vice President and Director	Since inception (2015)
*E. Trigg Brown, Jr.	Executive Vice President and Director	Since inception (2015)
*Robert B. Giles	Executive Vice President and Director	Since inception (2015)
*Christopher G. Pearson, CFA	Senior Vice President and Director	Since 2019
*Joel M. Ray, CFA	Senior Vice President and Director	Since 2020
*George L. Smith, III, CFA	Senior Vice President and Director	Since inception (2015)
Christopher T. Kelley	Vice President	Since inception (2015)
Kevin J. Hopkins, Jr., CFA	Vice President	Since 2020

*	Member of the IPC

Please retain this Supplement for future reference

February 15, 2021

The Davenport Funds

Davenport Balanced Income Fund (DBALX)

Supplement to the Summary Prospectus Dated August 1, 2020

Changes to the portfolio management team for the Davenport Balanced Income Fund became effective on February 10, 2021 when Charles A. Gomer, III retired from Davenport & Company LLC. Accordingly, the disclosure in the section Management of the Fund - Portfolio Managers on page 6 of the Summary Prospectus is replaced in its entirety as follows:

Portfolio Managers

The equity portion of the Balanced Income Fund is managed by members of the Advisor’s Investment Policy Committee (“IPC”) and the fixed income portion is managed by Kevin J. Hopkins, Jr., CFA and Christopher T. Kelley, subject to oversight by the IPC. The IPC is responsible for determining the Fund’s asset allocations among equity and fixed income investments.

The portfolio managers of the Fund are listed below.

Name	Title with the Advisor	Length of Service to the Fund
*John P. Ackerly, IV, CFA	Senior Vice President and Director	Since inception (2015)
*Michael S. Beall, CFA	Executive Vice President and Director	Since inception (2015)
*E. Trigg Brown, Jr.	Executive Vice President and Director	Since inception (2015)
*Robert B. Giles	Executive Vice President and Director	Since inception (2015)
*Christopher G. Pearson, CFA	Senior Vice President and Director	Since 2019
*Joel M. Ray, CFA	Senior Vice President and Director	Since 2020
*George L. Smith, III, CFA	Senior Vice President and Director	Since inception (2015)
Christopher T. Kelley	Vice President	Since inception (2015)
Kevin J. Hopkins, Jr., CFA	Vice President	Since 2020

*	Member of the IPC

Please retain this Supplement for future reference